Financial Statements Schedule I	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Statements Schedule I

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed balance sheets

(In U.S. dollars ("$") except for number of shares)

	As of December 31,
	2017	2018
	$	$
Assets
Current assets:
Cash and cash equivalents	181,910,618	745,980
Short-term investment	—	200,350,000
Prepayments and other current assets	450,333	2,912,408
Total current assets	182,360,951	204,008,388
Investment in subsidiaries	54,885,326	48,747,970
Total assets	237,246,277	252,756,358
Liabilities and shareholders' deficits
Liabilities
Current liabilities:
Other payables	593,317	504,645
Total current liabilities	593,317	504,645
Deferred income	1,482,000	1,170,000
Total liabilities	2,075,317	1,674,645
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 49,803,050 and 58,006,967 shares outstanding as of December 31, 2017 and 2018, respectively)	2,995	3,481
Subscription receivable	(18)	—
Additional paid-in capital	345,269,688	498,043,011
Accumulated deficit	(110,551,613)	(249,626,508)
Additional other comprehensive income	449,908	2,661,729
Total shareholders' equity	235,170,960	251,081,713
Total liabilities and shareholders' equity	237,246,277	252,756,358

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of operations and comprehensive loss

(In U.S. dollars ("$") except for number of shares)

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Operating Expenses:
Research and development	—	—	(234,185)
General and administrative	(534,660)	(4,114,144)	(4,250,655)
Loss from operations	(534,660)	(4,114,144)	(4,484,840)
Interest income	—	50,060	3,041,842
Changes in fair value of warrants	(1,920,000)	200,000	—
Equity in loss of subsidiaries	(35,057,552)	(46,598,092)	(137,943,897)
Other income	—	78,000	312,000
Loss before income tax	(37,512,212)	(50,384,176)	(139,074,895)
Income tax expense	—	—	—
Net loss attributable to ordinary shareholders	(37,512,212)	(50,384,176)	(139,074,895)
Net loss	(37,512,212)	(50,384,176)	(139,074,895)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(594,912)	1,148,440	2,211,821
Comprehensive loss	(38,107,124)	(49,235,736)	(136,863,074)

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of cash flows

(In U.S. dollars ("$") except for number of shares)

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Cash flows from Operating activities:
Net loss	(37,512,212)	(50,384,176)	(139,074,895)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred income	—	(78,000)	(312,000)
Share based compensation	534,660	3,346,039	1,408,110
Change of fair value of warrants	1,920,000	(200,000)	—
Equity in loss of subsidiaries	35,057,552	46,598,092	137,943,897
Changes in operating assets and liabilities:
Prepayments and other current assets	—	(450,333)	(2,462,075)
Other payables	—	553,317	(48,672)
Deferred income	—	1,560,000	—
Net cash provided by operating activities	—	944,939	(2,545,635)

Cash flows from investing activities:
Purchases of short-term investments	—	—	(200,350,000)
Investment in subsidiaries	(84,501,020)	(31,707,566)	(118,773,187)
Net cash used in investing activities	(84,501,020)	(31,707,566)	(319,123,187)

Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	106,200,000	29,100,000	—
Proceeds from exercise of warrants	—	1,000,000	—
Proceeds from exercises of stock options	—	65,500	195,711
Proceeds from issuance of ordinary shares upon public offerings	—	160,424,994	141,000,000
Payment of public offering costs	—	(2,730,299)	(691,527)
Net cash provided by financing activities	106,200,000	187,860,195	140,504,184

Effect of foreign exchange rate changes on cash and cash equivalent	—	—	—
Net increase (decrease) in cash and cash equivalents	21,698,980	157,097,568	(181,164,638)
Cash and cash equivalents-beginning of the year	3,114,070	24,813,050	181,910,618
Cash and cash equivalents-end of the year	24,813,050	181,910,618	745,980

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Notes to schedule I

(In U.S. dollars ("$") except for number of shares)

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries’’. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.